Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

Note 14 – Subsequent Events

In accordance with ASC 855, Subsequent Events, the Company has evaluated all subsequent events through the date the financial statements were available to be issued. No material subsequent events occurred after September 30, 2021, other than as set out below:

On November 3, 2021, we increased our authorized capital to one billion shares of capital stock, of which 850,000,000 are designated as common stock and 150,000,000 are designated as preferred stock.

On November 3, 2021, we were authorized to redeem the outstanding Series A Preferred Stock, which was completed on November 4, 2021.

On November 4, 2021, we received the remaining $1,365,000 from escrow in relation to the Series B Preferred Stock.

On January 17, 2022, the Company’s Board of Directors approved a reverse stock split at a ratio of one-for-one hundred and fifty. Such reverse stock split was implemented effective January 27, 2022. The par value for the Common Stock was not affected. In connection with the aforementioned reverse stock split, the Company’s Board of Directors approved the reset of the authorized capital of the Company to be 200,000,000 shares of common stock and 25,000,000 shares of preferred stock.

All Common Stock, warrants, options and per share amounts set forth herein are presented to give retroactive effect to the Reverse Split for all periods presented.

On January 28, 2022, the Company agreed with the Series B investor to redeem 1,650 shares of the Company’s Series B Preferred Stock for approximately $2.0 million following the closing of the Company’s offering.

Note 16 – Subsequent Events

In accordance with ASC 855, Subsequent Events, the Company has evaluated all subsequent events through the date the financial statements were available to be issued. The following events occurred after December 31, 2020.

The Board approved annual incentive compensation awards to certain employees payable in non-qualified stock options, based on the Company’s performance and each employee’s contributions to such performance for the 2020 year. A total of 6,905 non-qualified stock options were granted under the 2017 Equity Plan subsequent to December 31, 2020, with an exercise price of $19.50 per share. These non-qualified stock options were immediately vested at the date of the grant. The estimated compensation expense of $128,434 related to the 2020 incentive awards was accrued as of December 31, 2020. The accrued compensation expense was classified as a current liability as of December 31, 2020.

As further discussed in Note 10 Related Party Agreements and Transactions above, on January 7, 2021, the Company entered into a consulting agreement with RSX Enterprises, Inc. (RSX), a company controlled by Mr. James R. Shipley, a director of the Company. RSX will provide consulting services to the Company focused on product offerings, engineering requirements, key customer marketing outreach, and related matters, as mutually determined by the Company and RSX. The Company will pay a monthly consulting fee of $6,500 for up to 50 hours per month for the various consulting activities undertaken and provide for reimbursement of expenses. The term of the agreement is set for three months. Any intellectual property developed by RSX will belong to the Company, and the contract provides for typical indemnification obligations and confidentiality provisions.

As further discussed in Note 9 Note Payable and Accrued Interest above, on February 10, 2021, we received funding based on a loan agreement entered into on February 9, 2021 with our current bank in the principal amount of $514,200 for working capital purposes. Consistent with the loan provisions, the Company will use the proceeds to meet payroll and benefit expenses as well as for rent and utilities. The loan amount bears interest at 1% and is due on February 5, 2026. The loan may be repaid in advance without penalty. The loan has typical default provisions, including for change of ownership, general lender insecurity as to repayment, non-payment of amounts due, defaults on other debt instruments, insolvency, dissolution or termination of the business as a going concern and bankruptcy.

As further discussed in Note 11 Commitments and Contingencies above, a former employee is pursuing litigation against the Company for recovery of alleged consulting fees owed to him for the 2015 calendar year prior to his appointment as an executive officer of the Company. The Company strongly disputes the ongoing litigation and in the remote event of an adverse outcome, the amount of any settlement loss for this case is not reasonably estimable as of the date of the issuance of these financial statements.

On January 17, 2022, the Company’s Board of Directors approved a reverse stock split at a ratio of one-for-one hundred and fifty. Such reverse stock split was implemented effective January 27, 2022. The par value for the Common Stock was not affected. In connection with the aforementioned reverse stock split, the Company’s Board of Directors approved the reset of the authorized capital of the Company to be 200,000,000 shares of common stock and 25,000,000 shares of preferred stock.

All Common Stock, warrants, options and per share amounts set forth herein are presented to give retroactive effect to the Reverse Split for all periods presented.

On January 28, 2022, the Company agreed with the Series B investor to redeem 1,650 shares of the Company’s Series B Preferred Stock for approximately $2.0 million following the closing of the Company’s offering.